Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	OBERWEIS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000803020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2017
Prospectus Date	rr_ProspectusDate	Oct. 02, 2017
Oberweis Small-Cap Value Fund (Prospectus Summary) | Oberweis Small-Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBVLX